Document and Entity Information	Aug. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2020
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 11, 2020
Document Effective Date	Aug. 11, 2020
Prospectus Date	Feb. 28, 2020
THE HARTFORD HIGH YIELD FUND | Class F
Prospectus:
Trading Symbol	HAHFX
THE HARTFORD HIGH YIELD FUND | Class I
Prospectus:
Trading Symbol	HAHIX
THE HARTFORD HIGH YIELD FUND | Class R5
Prospectus:
Trading Symbol	HAHTX
THE HARTFORD HIGH YIELD FUND | Class R4
Prospectus:
Trading Symbol	HAHSX
THE HARTFORD HIGH YIELD FUND | Class R3
Prospectus:
Trading Symbol	HAHRX
THE HARTFORD HIGH YIELD FUND | Class Y
Prospectus:
Trading Symbol	HAHYX
THE HARTFORD HIGH YIELD FUND | Class C
Prospectus:
Trading Symbol	HAHCX
THE HARTFORD HIGH YIELD FUND | Class A
Prospectus:
Trading Symbol	HAHAX